TRUST FOR CREDIT UNIONS


            Supplement dated January 14, 2009 to the Prospectus dated
                               December 29, 2008.

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS.


Effective February 1, 2009, the information in the Portfolio Fees and Expenses table on page 20 of the Prospectus with respect to the Money Market Portfolio and the related notes on page 21 of the Prospectus are restated as follows:



                                                                  MONEY
                                                                 MARKET
                                                                PORTFOLIO
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UNITHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) Imposed on Purchases                  None
Maximum Deferred Sales Charge (Load)                              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None
Redemption Fees                                                   None
Exchange Fees                                                     None
ANNUAL PORTFOLIO OPERATING EXPENSES*
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):(1)
Management Fees                                                0.17%(2)
Administration Fees                                            0.10%(3)
Other Expenses                                                 0.16%(4)
---------------------------------------------------------------------------
Total Portfolio Operating Expenses*                            0.43%(5)
===========================================================================


* As a result of current fee waivers and expense limitations, "Total Portfolio Operating Expenses" of the Portfolios which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations and fee waivers (other than the expense limitation described in footnote 5 below) may be modified or terminated at any time at the option of the Investment Adviser and Administrator. If this occurs, a Portfolio's operating expenses may increase without unitholder approval.


---------------------------------------------------------------------------

                                                                  MONEY
                                                                 MARKET
                                                                PORTFOLIO
---------------------------------------------------------------------------
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets):(1)
Management Fees                                                0.07%(2)
Administration Fees                                            0.02%(3)
Other Expenses                                                 0.16%(4)
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Total Portfolio Operating Expenses
   (after current waivers and expense limitations)             0.25%(5)
===========================================================================

(1) THE PORTFOLIOS' ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES AND EXPENSES.
(2) THE MANAGEMENT FEE FOR THE MONEY MARKET PORTFOLIO IS COMPUTED DAILY AND PAYABLE MONTHLY AT ANNUAL PERCENTAGE RATES EQUAL TO 0.20% OF THE FIRST $300 MILLION AND 0.15% IN EXCESS OF $300 MILLION OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. THE INVESTMENT ADVISER HAS VOLUNTARILY AGREED TO LIMIT ITS ADVISORY FEE TO 0.07% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE LIMITATION MAY BE TERMINATED AT ANY TIME AT THE OPTION OF THE INVESTMENT ADVISER.
(3) THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO LIMIT ITS ADMINISTRATION FEE WITH RESPECT TO THE MONEY MARKET PORTFOLIO TO ANNUAL PERCENTAGE RATES EQUAL TO 0.05% OF THE FIRST $300 MILLION, 0.04% OF THE NEXT $700 MILLION, 0.03% OF THE NEXT $1 BILLION, AND 0.02% OVER $2 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE LIMITATION MAY BE TERMINATED AT ANY TIME AT THE OPTION OF THE ADMINISTRATOR.

(4) "OTHER EXPENSES" INCLUDES THE FEE PAID BY THE MONEY MARKET PORTFOLIO TO PARTICIPATE IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS (THE "PROGRAM").
(5) THE ADMINISTRATOR HAS AGREED TO REDUCE OR LIMIT "TOTAL PORTFOLIO OPERATING EXPENSES" OF THE MONEY MARKET PORTFOLIO (EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES EXCLUSIVE OF ANY OFFSET ARRANGEMENTS) TO 0.20% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE FEE FOR THE PORTFOLIO'S PARTICIPATION IN THE PROGRAM ALSO IS EXCLUDED FROM THE EXPENSE LIMITATION AND, AS A RESULT, "TOTAL PORTFOLIO OPERATING EXPENSES" MAY EXCEED 0.20% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.


Effective immediately, the information in the table pertaining to the Money Market Portfolio under the heading "Management Fees" on page 23 of the Prospectus is deleted and replaced with the following:

                                                               ACTUAL RATE
                                                             FOR THE FISCAL
                                                               YEAR ENDED
PORTFOLIO                                CONTRACTUAL RATE    AUGUST 31, 2008
---------------------------------------------------------------------------
Money Market                              0.20% on first
                                           $300 million,
                                        0.15% on remainder       0.07%*
---------------------------------------------------------------------------

                             TRUST FOR CREDIT UNIONS


                    Supplement dated January 14, 2009 to the
                       Statement of Additional Information
                             dated December 29, 2008

       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN
            CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

On January 7, 2009, the Board of Trustees of Trust for Credit Unions (the "Trust"), elected Rudolf J. Hanley as Chairman of the Board of Trustees of the Trust and Stanley C. Hollen as Vice Chairman of the Board of Trustees of the Trust. Gary Oakland, who previously served as Chairman of the Board of Trustees of the Trust, continues to serve as a Trustee of the Trust.